FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current financial assets	€ 3,899	€ 4,757
Trade and other current receivables	3,318	936
Cash and cash equivalents	94,900	2,600
Amortized Cost Debt Instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	104,669	17,304
Current financial assets at amortised cost	5,862	1,646
Trade and other current receivables	3,899	4,757
Current Financial Assets With Related Parties	76
Cash and cash equivalents	94,908	10,901
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets	104,513	17,304
Current financial assets at amortised cost	5,706	1,646
Trade and other current receivables	3,899	4,757
Current Financial Assets With Related Parties	76
Cash and cash equivalents	94,908	10,901
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	104,513	17,304
Current financial assets at amortised cost	5,706	1,646
Trade and other current receivables	3,899	4,757
Current Financial Assets With Related Parties	76
Cash and cash equivalents	€ 94,908	€ 10,901